Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Oct. 30, 2015
Document Effective Date	Oct. 31, 2015
Prospectus Date	Oct. 31, 2015
Institutional Class Prospectus | DSM Large Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	DSMLX
Institutional Class Prospectus | DSM Global Growth Fund | Institutional Class
Prospectus:
Trading Symbol	DSMGX
Institutional Class Prospectus | DSM Global Growth & Income Fund | Institutional Class
Prospectus:
Trading Symbol	DSMYX
Retail Class Prospectus | DSM Large Cap Growth Fund | Retail Class
Prospectus:
Trading Symbol	DSMPX
Retail Class Prospectus | DSM Global Growth Fund | Retail Class
Prospectus:
Trading Symbol	DSMWX